Derivative instruments	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Derivative Financial Instruments Explanatory
Note 10

Derivative instruments
Overview
Over-the-counter (OTC) derivative contracts are

usually traded under

a standardized International Swaps and

Derivatives
Association (ISDA)

master agreement or

other recognized

local industry-standard

master agreements between

UBS and
its counterparties. Terms are negotiat

ed directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA or similar

industry-standard solutions. Other OTC derivatives are cleared through clearing houses, in particular interest rate swaps with LCH, where a settled-to-market method has been generally adopted, under which

cash

collateral

exchanged

on

a

daily

basis

is

considered

to

legally

settle

the

market

value

of

the

derivatives.
Regulators

in

various

jurisdictions

have

introduced

rules

requiring

the

payment

and

collection

of

initial

and

variation
margins on certain OTC derivative contracts,

which may have a bearing on

price and other relevant terms

.
Exchange-traded derivatives (ETD) are

standardized in terms of their amounts

and settlement dates, and are

bought and
sold

on

regulated

exchanges.

Exchanges

offer

the

benefits

of

pricing

transparency,

standardized

daily

settlement

of
changes in value and,

consequently, reduced credit risk.
Most

of

the

Group’s

derivative

transactions

relate

to

sales

and

market-making

activity.

Sales

activities

include

the
structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current
or expected

risks. Market-

making aims

to directly

support

the facilitation

and

execution

of client

activity,

and

involves
quoting

bid

and

offer

prices to

other

market

participants

with

the

aim

of

generating

revenues

based

on

spread

and
volume. The Group also

uses various derivative instruments for hedging

purposes.
›

Refer to Notes 15

and 20

for more information

about derivative

instruments
›

Refer to Note 25

for more information

about derivatives

designated in

hedge accounting

relationships
Risks of derivative

instruments
The

derivative

financial

assets

shown

on

the

balance

sheet

can

be

an

important

component

of

the

Group’s

credit
exposure; however, the positive replacement values related to a respective counterparty are rarely an adequate reflection
of the

Group’s credit

exposure in

its derivatives

business

with that

counterparty. This

is generally

the case

because,

on
the one hand, replacement values can increase over time (potential future exposure), while, on the other hand,

exposure
may be mitigated

by entering

into master

netting agreements

and bilateral

collateral

arrangements. Both

the exposure
measures used

internally by

the Group

to control

credit risk and

the capital requirements

imposed by

regulators reflect
these additional factors.
›

Refer to Note 21

for more information

about derivative

financial assets

and liabilities

after consideration

of netting potential
permitted under

enforceable netting

arrangements
›

Refer to the “Risk

management and

control” section of

this report for more information

about the risks

arising from derivative
instruments

Derivative instruments
31.12.22 31.12.21
USD bn
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 39.8 1,057.4 37.5 1,022.9 11,255.4 33.2 991.2 28.7 943.1 8,675.1
of which: forwards (OTC)
1
0.2 37.7 0.0 34.6 792.7 0.1 29.4 0.2 28.6 443.6
of which: swaps (OTC)
25.2 326.1 19.8 281.0 9,728.6 26.4 394.3 19.2 344.1 7,549.4
of which: options (OTC)
14.2 687.5 17.5 705.0 6.6 545.2 9.2 553.6
of which: futures (ETD)
606.3 525.0
of which: options (ETD) 0.0 6.1 0.0 2.2 127.7 0.0 22.4 0.0 16.8 157.1
Credit derivative contracts 1.0 36.8 1.2 37.1 1.4 44.7 1.8 46.3 of which: credit default swaps (OTC)
0.9 34.2 1.0 36.8 1.3 39.4 1.6 44.1
of which: total return swaps (OTC) 0.1 0.9 0.2 0.3 0.1 1.3 0.2 1.7
Foreign exchange contracts 85.5 3,087.1 88.5 2,992.7 40.1 53.3 3,030.8 54.1 2,938.8 1.2
of which: forwards (OTC) 26.5 853.4 28.6 910.2 23.8 1,008.9 23.8 1,043.2
of which: swaps (OTC)
49.6 1,679.3 50.4 1,553.7 38.4 24.3 1,606.3 24.9 1,480.3
of which: options (OTC) 9.3 551.6 9.2 521.6 5.2 412.6 5.3 408.6
Equity contracts 22.2 384.5 26.1 501.3 63.4 28.2 456.9 34.9 603.9 80.1
of which: swaps (OTC) 5.3 95.5 6.6 122.0 4.7 105.7 9.3 154.8 of which: options (OTC) 2.8 51.6 4.4 89.0 4.6 61.4 6.5 102.3 of which: futures (ETD) 52.2 71.2
of which: options (ETD) 9.0 237.0 8.1 289.7 11.2 10.2 289.6 9.8 346.3 8.8
of which: client-cleared transactions (ETD) 5.1 7.0 8.6 9.4
Commodity contracts 1.4 68.1 1.4 64.2 17.6 1.6 57.8 1.6 56.4 14.7 of which: swaps (OTC) 0.5 19.3 0.7 19.3 0.5 19.9 0.8 25.4
of which: options (OTC) 0.4 15.8 0.3 13.3 0.4 14.0 0.2 10.4
of which: futures (ETD) 16.4 13.9
of which: forwards

(ETD)
0.0 24.5 0.0 23.2 0.0 18.1 0.0 15.2
of which: client-cleared transactions (ETD) 0.2 0.3 0.6 0.4
Loan commitments

measured at FVTPL (OTC)
0.0 0.9 0.0 3.7 0.0 0.8 0.0 8.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 12.1 0.1 9.4 0.1 13.3 0.2 10.6
Unsettled sales of non-derivative

financial
instruments
5
0.1 13.0 0.0 10.7 0.2 18.2 0.1 9.4
Total derivative instruments,

based on IFRS netting
6
150.1 4,659.9 154.9 4,641.9 11,376.5 118.1 4,613.8 121.3 4,616.6 8,771.1
1 Includes certain forward starting repurchase and reverse

repurchase agreements that are classified as

measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial

instruments

are presented

on a net

basis on

the balance

sheet, the

respective

notional amounts

of the netted

derivative financial

instruments

are still

presented on

a gross

basis.

3 Notional
amounts of client-cleared

ETD and OTC

transactions through

central clearing

counterparties are

not disclosed, as they

have significantly

different risk profile.

4 Other notional

amounts relate to

derivatives that

are
cleared through either a central

counterparty or an exchange.

The fair value

of these derivatives is presented

on the balance sheet

net of the corresponding

cash margin under Cash

collateral receivables

on derivative
instruments and Cash

collateral payables

on derivative

instruments and

was not

material for

any of the

periods presented.

5 Changes in

the fair

value of

purchased and

sold non-derivative

financial instruments
between trade date and settlement

date are recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities are presented

net on the balance sheet if UBS

has the unconditional and legally
enforceable right to offset the rec

ognized amounts, both in

the normal course of business and

in the event of default, bankruptcy

or insolvency of the entity

and all of the counterparties,

and intends either to settle

on
a net basis or to realize the asset

and settle the liability simultaneously.

Refer to Note 21 for

more information on netting

arrangements.
On

a

notional

amount

basis,

approximately
46
%

of

OTC

interest

rate

contracts

held

as

of

31 December

2022
(31 December 2021: 40
%) mature within

one year,
32% (31 December 2021: 36
%) within one

to five years and
22%
31 December 2021: 25
%) after five years.

Notional amounts of interest rate contracts cleared

through either a central counterparty or an exchange

that are legally
settled or economically

net settled

on a

daily basis are

presented under
Other notional amounts

in the table

above and
are categorized into maturity buckets

on the basis of contractual

maturities of the cleared underlying

derivative contracts.
Other notional

amounts

related to

interest rate

contracts increased

by USD
2.6
trn compared

with 31 December

2021,
mainly

reflecting

higher

business

volumes

driven

by

elevated

interest

rate

volatility

and

inflation,

partly

offset

by
compression activity.

UBS AG
Entity [Table]
Disclosure Of Derivative Financial Instruments Explanatory
Note 10

Derivative instruments
Overview
Over-the-counter (OTC) derivative contracts are

usually traded under

a standardized International Swaps and

Derivatives
Association (ISDA)

master agreement

or other

recognized

local industry-standard

master agreements

between UBS

AG
and

its

counterparties.

Terms

are

negotiated

directly

with

counterparties

and

the

contracts

have

industry-standard
settlement

mechanisms

prescribed

by

ISDA

or

similar

industry-standard

solutions.

Other

OTC

derivatives

are

cleared
through clearing houses, in

particular interest rate

swaps with LCH, where a

settled-to-market method has been generally
adopted,

under which

cash collateral

exchanged

on a

daily basis is

considered to

legally settle

the market

value of

the
derivatives. Regulators

in various

jurisdictions have

introduced

rules requiring

the payment and

collection of

initial and
variation margins on certain OTC derivative

contracts, which may have a bearing

on price and other relevant

terms.
Exchange-traded derivatives (ETD) are standardized

in terms of their amounts and

settlement dates, and are bought

and
sold

on

regulated

exchanges.

Exchanges

offer

the

benefits

of

pricing

transparency,

standardized

daily

settlement

of
changes in value and,

consequently, reduced credit risk.
Most of UBS AG’s derivative

transactions relate to sales and market-making activity.

Sales activities include the structuring
and marketing of derivative products to

customers to enable them to take,

transfer, modify or reduce current or expected
risks. Market-making aims to directly support the

facilitation and execution of client activity, and involves

quoting bid and
offer prices to other market participants with the aim of generating revenues based on spread and volume. UBS

AG also
uses various derivative instruments for

hedging purposes.
›

Refer to Notes 15

and 20 for more information

about derivative

instruments
›

Refer to Note 25

for more information

about derivatives

designated in

hedge accounting

relationships
Risks of derivative

instruments
The derivative financial assets shown on the balance sheet can be an important component of UBS AG’s credit exposure;
however,

the positive

replacement

values related

to a

respective counterparty

are rarely

an adequate

reflection of

UBS
AG’s

credit

exposure

in its

derivatives business

with

that

counterparty.

This

is generally

the

case

because,

on

the one
hand, replacement values can increase over time (potential

future exposure), while, on the other

hand, exposure may be
mitigated by entering into master netting agreements and bilateral collateral arrangements. Both the exposure measures used internally

by UBS AG

to control

credit risk and

the capital

requirements imposed by regulators reflect

these additional
factors.
›

Refer to Note 21

for more information

about derivative

financial assets

and liabilities

after consideration

of netting potential
permitted under

enforceable netting

arrangements
›

Refer to the “Risk

management and

control” section of

this report for more information

about the risks

arising from derivative
instruments

Derivative instruments
31.12.22 31.12.21
USD bn
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 39.8 1,057.4 37.5 1,022.9 11,255.4 33.2 991.2 28.7 943.1 8,675.1
of which: forwards (OTC)
1
0.2 37.7 0.0 34.6 792.7 0.1 29.4 0.2 28.6 443.6
of which: swaps (OTC) 25.2 326.1 19.8 281.0 9,728.6 26.4 394.3 19.2 344.1 7,549.4
of which: options (OTC) 14.2 687.5 17.5 705.0 6.6 545.2 9.2 553.6 of which: futures (ETD) 606.3 525.0
of which: options (ETD) 0.0 6.1 0.0 2.2 127.7 0.0 22.4 0.0 16.8 157.1
Credit derivative contracts 1.0 36.8 1.2 37.1 1.4 44.7 1.8 46.3 of which: credit default swaps (OTC) 0.9 34.2 1.0 36.8 1.3 39.4 1.6 44.1 of which: total return swaps (OTC) 0.1 0.9 0.2 0.3 0.1 1.3 0.2 1.7
Foreign exchange contracts 85.5 3,087.3 88.5 2,992.7 40.1 53.3 3,031.0 54.1 2,938.8 1.2
of which: forwards (OTC) 26.5 853.6 28.6 910.2 23.8 1,009.1 23.8 1,043.2
of which: swaps (OTC)
49.6 1,679.3 50.4 1,553.7 38.4 24.3 1,606.4 24.9 1,480.3
of which: options (OTC) 9.3 551.6 9.2 521.6 5.2 412.6 5.3 408.6
Equity contracts 22.2 384.5 26.1 501.3 63.4 28.2 456.9 34.9 603.9 80.1
of which: swaps (OTC) 5.3 95.5 6.6 122.0 4.7 105.7 9.3 154.8 of which: options (OTC) 2.8 51.6 4.4 89.0 4.6 61.4 6.5 102.3 of which: futures (ETD) 52.2 71.2
of which: options (ETD) 9.0 237.0 8.1 289.7 11.2 10.2 289.6 9.8 346.3 8.8
of which: client-cleared transactions (ETD) 5.1 7.0 8.6 9.4
Commodity contracts 1.4 68.1 1.4 64.2 17.6 1.6 57.8 1.6 56.4 14.7 of which: swaps (OTC) 0.5 19.3 0.7 19.3 0.5 19.9 0.8 25.4
of which: options (OTC) 0.4 15.8 0.3 13.3 0.4 14.0 0.2 10.4
of which: futures (ETD) 16.4 13.9
of which: forwards

(ETD)
0.0 24.5 0.0 23.2 0.0 18.1 0.0 15.2
of which: client-cleared transactions (ETD) 0.2 0.3 0.6 0.4
Loan commitments

measured at FVTPL (OTC) 0.0 0.9 0.0 3.7 0.0 0.8 0.0 8.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 12.1 0.1 9.4 0.1 13.3 0.2 10.6
Unsettled sales of non-derivative

financial
instruments
5
0.1 13.0 0.0 10.7 0.2 18.2 0.1 9.4
Total derivative instruments,

based on IFRS netting
6
150.1 4,660.1 154.9 4,642.0 11,376.5 118.1 4,614.0 121.3 4,616.6 8,771.1
1 Includes certain forward starting repurchase

and reverse repurchase agreements that are classified

as measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial

instruments

are presented

on a net

basis on

the bal

ance sheet,

the respective

notional amounts

of the

netted derivative

financial instruments

are still

presented on

a gross

basis.

3 Notional
amounts of client-cleared

ETD and OTC

transactions through

central clearing

counterparties are

not disclosed, as they

have significantly

different risk profile.

4 Other notional

amounts relate to

derivatives that are
cleared through either a central

counterparty or an

exchange. The fair

value of these derivatives

is presented on the balance

sheet net of the corresponding

cash margin under

Cash collateral receivables

on derivative
instruments and Cash

collateral payables

on derivative

instruments and

was

not material for

any of the

periods presented.

5 Changes

in the fair

value of

purchased and

sold non-derivative

financial instruments
between trade date

and settlement

date are recognized

as derivative

financial instruments.

6 Derivative

financial assets and

liabilities are

presented net

on the balance sheet

if UBS AG

has the unconditional

and
legally enforceable right

to offset the recognized

amounts, both

in the normal course

of business and in the

event of default,

bankruptcy or insolvency

of the entity and all

of the counterparties,

and intends either

to
settle on a net basis or to realize

the asset and settle the liability

simultaneously. Refer

to Note 21 for more

information on netting

arrangements.
On

a

notional

amount

basis,

approximately
46
%

of

OTC

interest

rate

contracts

held

as

of

31 December

2022
(31 December 2021: 40
%) mature within

one year,
32% (31 December 2021: 36
%) within one

to five years and
22%
31 December 2021: 25
%) after five years.

Notional amounts of interest rate contracts cleared

through either a central counterparty or an exchange

that are legally
settled or economically

net settled

on a

daily basis are

presented under
Other notional amounts

in the table

above and
are categorized into maturity buckets

on the basis of contractual

maturities of the cleared underlying

derivative contracts.
Other notional

amounts

related to

interest rate

contracts increased

by USD
2.6
trn compared

with 31 December

2021,
mainly

reflecting

higher

business

volumes

driven

by

elevated

interest

rate

volatility

and

inflation,

partly

offset

by
compression activity.